Schedule of options issued and outstanding (Details) - Agents' Options [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	25
Number of options exercisable	25
Weighted Average Exercise Price | $ / shares	$ 54,464
Remaining contractual life (years)	2 years 6 months 7 days
11-Jan-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 1,275,120
Expiry date	Jan. 11, 2027
Remaining contractual life (years)	9 months 10 days
31-Oct-23 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	24
Number of options exercisable	24
Weighted Average Exercise Price | $ / shares	$ 3,604
Expiry date	Oct. 31, 2028
Remaining contractual life (years)	2 years 7 months 2 days